Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs:
Wages and salaries	£ 745	£ 745	£ 788
Performance-related payments	170	183	97
Social security costs	112	112	101
Pension costs, defined contribution plans	60	64	66
Pension costs, defined benefit plans	28	38	38
Other share-based payments	0	0	0
Other personnel costs	44	41	33
Staff costs	1,159	1,183	1,123
Other administration expenses	888	826	706
Depreciation, amortisation and impairment	296	501	561
Total operating expenses before impairment losses, provisions and charges	£ 2,343	£ 2,510	£ 2,390